Segmental analysis - Schedule of revenue by operating segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Revenue	£ 17,687	£ 18,378	£ 19,850
UK
Disclosure of operating segments [line items]
Revenue	5,472	6,707	9,063
US
Disclosure of operating segments [line items]
Revenue	12,215	11,671	10,787
UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	2,811	2,484	2,695
UK Electricity Distribution
Disclosure of operating segments [line items]
Revenue	1,937	2,421	1,790
UK Electricity System Operator
Disclosure of operating segments [line items]
Revenue	0	1,012	3,753
New England
Disclosure of operating segments [line items]
Revenue	4,174	4,306	3,948
New York
Disclosure of operating segments [line items]
Revenue	7,618	6,689	6,094
National Grid Ventures
Disclosure of operating segments [line items]
Revenue	1,057	1,350	1,332
Other
Disclosure of operating segments [line items]
Revenue	90	116	238
Operating segments
Disclosure of operating segments [line items]
Revenue	17,822	18,586	19,993
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	2,898	2,619	2,735
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Revenue	1,937	2,424	1,795
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Revenue	0	1,029	3,788
Operating segments | New England
Disclosure of operating segments [line items]
Revenue	4,174	4,306	3,948
Operating segments | New York
Disclosure of operating segments [line items]
Revenue	7,618	6,689	6,094
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Revenue	1,098	1,397	1,389
Operating segments | Other
Disclosure of operating segments [line items]
Revenue	97	122	244
Sales between segments
Disclosure of operating segments [line items]
Revenue	(135)	(208)	(143)
Sales between segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	(87)	(135)	(40)
Sales between segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Revenue	0	(3)	(5)
Sales between segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Revenue	0	(17)	(35)
Sales between segments | New England
Disclosure of operating segments [line items]
Revenue	0	0	0
Sales between segments | New York
Disclosure of operating segments [line items]
Revenue	0	0	0
Sales between segments | National Grid Ventures
Disclosure of operating segments [line items]
Revenue	(41)	(47)	(57)
Sales between segments | Other
Disclosure of operating segments [line items]
Revenue	£ (7)	£ (6)	£ (6)